RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 17 – RELATED PARTY TRANSACTIONS

Certain of our directors and executive officers, including companies in which they are officers or have significant ownership, were loan and deposit customers during 2016 and 2015.

A summary of loans to our directors and executive officers whose borrowing relationship (which includes loans to entities in which the individual owns a 10% or more voting interest) exceeds $60,000 for the years ended December 31 follows:

	2016	2015
	(In thousands)
Balance at beginning of year	$190	$216
New loans and advances	594	—
Repayments	(369)	(26)
Balance at end of year	$415	$190

Deposits held by us for directors and executive officers totaled $1.0 million and $1.3 million at December 31, 2016 and 2015, respectively.